As filed with the Securities and Exchange Commission on December 3, 2018.

Registration Nos. 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 3, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to Variable Portfolio - Managed Risk Fund, Variable Portfolio - Managed Risk U.S. Fund, Variable Portfolio - Managed Volatility Conservative Fund, Variable Portfolio - Managed Volatility Conservative Growth Fund, Variable Portfolio - Managed Volatility Growth Fund, Variable Portfolio - U.S. Flexible Conservative Growth Fund, Variable Portfolio - U.S. Flexible Growth Fund and Variable Portfolio - U.S. Flexible Moderate Growth Fund series of the Registrant. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Explanatory Note

This Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 3, 2019, the effectiveness of the registration statement for Variable Portfolio - Managed Risk Fund, Variable Portfolio - Managed Risk U.S. Fund, Variable Portfolio - Managed Volatility Conservative Fund, Variable Portfolio - Managed Volatility Conservative Growth Fund, Variable Portfolio - Managed Volatility Growth Fund, Variable Portfolio - U.S. Flexible Conservative Growth Fund, Variable Portfolio - U.S. Flexible Growth Fund and Variable Portfolio - U.S. Flexible Moderate Growth Fund, filed in Post-Effective Amendment No. 79 filed on October 5, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 79, filed on October 5, 2018, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE INSURANCE TRUST, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 3rd day of December, 2018.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of December, 2018.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Chair of the Board	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Janet L. Carrig* Janet L. Carrig	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee

/s/ David M. Moffett* David M. Moffett	Trustee

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’ Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on October 31, 2016, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 1, 2018, and incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on April 27, 2018.